Long-term Investments - Carrying Value of Equity Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Total carrying value of the equity securities
Initial cost basis	$ 656,011	$ 870,893
Upward adjustments	85,710	81,458
Downward adjustments	(490,498)	(383,698)
Foreign currency translation	17,493	10,431
Total carrying value at the end of the period	$ 268,716	$ 579,084